SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of March 31, 2025 and 2024, respectively, as they would be anti-dilutive:

	As of March 31,
	2025	2024
Shares underlying options outstanding	304,125	618,847
Shares underlying warrants outstanding	12,873,602	8,838,717
Shares underlying unvested restricted stock	430,474	297,862
	13,608,201	9,755,426

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of December 31, 2024 and 2023, as they would be anti-dilutive:

	As of December 31,
	2024	2023
Shares underlying options outstanding	304,125	683,695
Shares underlying warrants outstanding	12,298,124	—
Shares underlying unvested restricted stock outstanding	349,057	4,649,952
Anti-dilutive securities	12,951,306	5,333,647

SCHEDULE OF REVENUE RECOGNITION

	For the Three Months Ended March 31,
	2025	2024
Patient service fees[1]	$1,570,382	$2,149,049
Histology service fees	263,754	237,972
Medical director fees	16,588	16,058
Department of Defense observational studies	—	2,885
Other revenues	2,873	427
Total net revenue	$1,853,597	$2,406,391

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $169,000 and $45,000 for the three months ended March 31, 2025 and 2024, respectively.

	Year Ended December 31,
	2024	2023
Patient service fees[1]	$8,175,670	$2,199,558
Histology service fees	1,103,751	272,660
Medical director fees	66,576	19,324
Department of Defense observational studies	8,654	19,442
Other revenues	7,371	21,515
Total net revenue	$9,362,022	$2,532,499

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $516,000 and $35,000 for the years ended December 31, 2024 and 2023.

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

SCHEDULE OF INTANGIBLE ASSETS

	March 31,	December 31,
	2025	2024
Cost
Goodwill	$1,404,486	$1,404,486
Trade names and trademarks	150,000	150,000
Customer relationships	700,000	700,000
	2,254,486	2,254,486
Accumulated amortization
Trade names and trademarks	(12,777)	(10,694)
Customer relationships	(76,667)	(64,167)
	(89,444)	(74,861)
Intangible assets, net	$2,165,042	$2,179,625

	December 31,
	2024	2023
Cost
Goodwill	$1,404,486	$1,404,486
Trade names and trademarks	150,000	150,000
Customer relationships	700,000	700,000
	2,254,486	2,254,486
Accumulated amortization
Goodwill	—	—
Trade names and trademarks	(10,694)	(2,361)
Customer relationships	(64,167)	(14,167)
	(74,861)	(16,528)
Intangible assets, net	$2,179,625	$2,237,958

SCHEDULE OF SEGMENT INFORMATION

	As of March 31,
	2025	2024
Net revenues:
Diagnostic R&D	$—	$2,885
Laboratory services	1,853,597	2,403,506
Total net revenues	1,853,597	2,406,391

Operating expenses:
Diagnostic R&D	(505,739)	(442,599)
Laboratory services	(2,267,656)	(2,736,999)
General corporate activities	(1,707,341)	(1,172,023)
Total operating loss	(2,627,139)	(1,945,230)

Non-operating income (expense), net	(24,583)	(12,913)
Net loss before income taxes	(2,651,722)	(1,958,143)
Income tax expense	(8,695)	(3,672)
Net loss	$(2,660,417)	$(1,961,815)

	As of December 31,
	2024	2023
Net revenues:
Diagnostic R&D	$8,654	$19,442
Laboratory services	9,353,368	2,513,057
Total net revenues	9,362,022	2,532,499

Operating expenses:
Diagnostic R&D	(1,782,882)	(1,724,597)
Laboratory services	(9,946,452)	(3,769,783)
General corporate activities	(6,586,133)	(5,011,347)
Total operating loss	(8,953,445)	(7,973,228)

Non-operating income (expense), net	(74,736)	57,210
Net loss before income taxes	(9,028,181)	(7,916,018)
Income tax expense	(11,650)	(20,993)
Net loss	$(9,039,831)	$(7,937,011)

SCHEDULE OF PURCHASE PRICE AND FINALIZED PURCHASE PRICE ALLOCATIONS

The following table summarizes the purchase price and finalized purchase price allocations relating to the acquisition:

Cash	$2,500,000
Common Stock	1,000,000
Total purchase consideration	$3,500,000
Assets
Net working capital (including cash)	$912,000
Property and equipment	326,000
Other assets	8,000
Customer relationships	700,000
Trade names and trademarks	150,000
Goodwill	1,404,000
Total net assets	$3,500,000